SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2016
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Stock Option Activity
The following is a summary of the Company's stock options granted under the Plans:

	Year ended December 31, 2016
	Number of options (thousands)	Weighted average exercise price (per share)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (*)

Outstanding at beginning of year	1,975	$8.95	3.98	$5,118
Granted	212	7.27
Exercised	(108)	2.67
Forfeited	(176)	11.33

Outstanding at end of year	1,903	$8.90	3.35	$1,136

Exercisable at end of year	1,324	$8.43	2.72	$1,092

Vested and expected to vest at end of year	1,852	$8.89	3.30	$1,130

(*)	Calculation of aggregate intrinsic value for options outstanding and exercisable is based on the share price of the Company’s ordinary shares as of December 31, 2016 which was $6.0 per share.

Schedule of Shares Authorized Under Stock Option Plans, by Exercise Price Range
The options outstanding as of December 31, 2016, have been separated into ranges of exercise price per share as follows:

	Outstanding			Exercisable
Exercise price	Number outstanding (thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price	Number exercisable (thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price
$			$			$

$1.48 - $5.68	478	2.25	3.62	346	0.82	2.84
$5.72-$10.03	482	3.31	8.72	394	3.17	8.75
$10.06 - $11.32	576	3.56	10.86	430	3.33	10.97
$11.38 - $14.68	367	4.48	12.92	154	4.13	12.98

	1,903	3.35	$8.90	1,324	2.72	$8.43

Schedule of RSU Activity
A summary of the Company’s RSU activities and related information for the year ended December 31, 2016, is as follows:

	Number of RSUs (thousands)	Weighted average grant-date fair value
Outstanding at January 1, 2016	225	$14.68
Granted	318	8.05
Vested	(74)	14.68
Forfeited	(33)	11.42

Non-vested at December 31, 2016	436	$10.09

Schedule of Stock-Based Compensation Expense
The allocation of the share-based compensation, including compensation related to a retention plan associated with an acquisition (see also Note 3(b)) and other compensation in shares, is as follows:

	Year ended December 31,
	2016	2015	2014

Cost of maintenance and services	$148	$-	$-
Research and development	1,098	842	440
Selling and marketing	2,011	1,766	636
General and administrative	993	721	413

Total share-based compensation	$4,250	$3,329	$1,489